A. O. Smith Corporation Master Trust - Fair Value of Investments and Investment Income for the Master Trust (Details) - EBP 018 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment Income	$ 64,524	$ 85,959
Net income	73,743,287	56,657,261
Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	62,621,567	47,797,104
Investment Income	10,259,105	8,053,048
Net income	$ 72,880,672	$ 55,850,152